INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax And Social Contribution
Deferred taxes, beginning	R$ 4,878,768	R$ 4,569,011	R$ 3,256,110
Recognized in the result	403,544	(420,773)	(759,355)
Recognized in other comprehensive income	(559,050)	(322,876)	2,073,437
Acquisition of companies		1,053,406	(1,181)
Use of tax credit in installment program	(445)
Reverse incorporation	6,815
Deferred taxes, ending	R$ 4,729,632	R$ 4,878,768	R$ 4,569,011